Guarantees (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Guarantees [Abstract]
Guarantees Expiration Year	2020
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 17.4
Loss Contingency Accrual	1.3
Loss Contingency Accrual, Payments	$ 3.7